Goodwill (Details Narrative) (10-K) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Jun. 30, 2019
Goodwill				$ 139,754
Goodwill impairment			139,754
Early Adopter.Com [Member]
Goodwill				$ 140,000
Goodwill impairment			$ 0